Equity (Details 3) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Quantity of shares repurchased		1,221,858
Total value of shares repurchased		4,607
Quantity of shares withheld - RSU	8,536,770	4,230,864
Total value of shares withheld - RSU	51,212	18,299